Acquisitions (Narrative) (Details)	3 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Jul. 23, 2010 USD ($)	Apr. 30, 2010 USD ($)	Jul. 23, 2010 KC Distance Learning, Inc. [Member]	Sep. 30, 2011 The American Education Corporation [Member] USD ($)	Jun. 30, 2011 The American Education Corporation [Member] USD ($)	Dec. 31, 2010 The American Education Corporation [Member] USD ($)	Dec. 01, 2010 The American Education Corporation [Member] USD ($)	Apr. 01, 2011 International School Of Berne [Member] USD ($)	Apr. 01, 2011 International School Of Berne [Member] CHF	Jun. 30, 2011 Kaplan/Insight Assets [Member] USD ($)	Dec. 01, 2010 Maximum [Member] The American Education Corporation [Member] USD ($)	Sep. 30, 2011 The Web International Education Group, Ltd. [Member]	Jun. 30, 2011 The Web International Education Group, Ltd. [Member]	Jan. 03, 2011 The Web International Education Group, Ltd. [Member] USD ($)	Jan. 03, 2011 The Web International Education Group, Ltd. [Member] Minimum [Member]
Business Acquisition [Line Items]
Number of shares issued					2,750,000
Value of shares issued			$ 63,100,000
Intangible assets total value			21,900,000						4,500,000
Curriculum development costs value			3,900,000
Business acquisition, non-recurring transaction costs		1,900,000		200,000
Business acquisition cash paid				4,000,000					35,200,000
Amount held in escrow included in purchase price								6,800,000
Business acquisition, net working capital accounts									1,900,000
Business acquisition, long term assets									8,300,000
Business acquisition, goodwill amount			34,500,000						15,700,000
Business acquisition, other long term liabilities and taxes payable									2,000,000
Indemnification escrow amount													6,800,000
Minimum amount of aggregate claims for entitlement for indeminification escrow amount									250,000
Percentage of installments	50.00%	50.00%
Number of installments	2	2
Liabilities recognized						830,000	830,000
Receivable from the escrow account						580,000	580,000
Equity method investments	10,000,000	10,000,000														10,000,000
Ownership percentage acquired by parent				60.00%										20.00%	20.00%	20.00%
Option to purchase equity interest																	51.00%
Business acquisition										2,200,000	2,000,000
Business acquisition, assets purchased	$ 100,000	$ 1,300,000										$ 12,600,000